Pension and other post-retirement benefits - Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 413,041	$ 489,043
Fair value of plan assets	364,229	396,679
Projected benefit obligation	489,140	580,841
Fair value of plan assets	417,994	452,333
OPEB
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	198,463	274,649
Fair value of plan assets	139,368	162,592
Projected benefit obligation	198,463	274,649
Fair value of plan assets	$ 139,368	$ 162,592